Salaries and social charges (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
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Salaries and social charges

	March 31, 2018	December 31, 2017
Profit sharing	4,943	15,237
Salaries payable	2,962	2,758
Social charges	4,618	5,102
Payroll accruals	12,624	9,807
Other	1,045	1,365

	26,192	34,269

Salaries and social charges

	December 31,
	2017	2016
Profit sharing	15,237	8,696
Salaries payable	2,758	1,682
Social charges	5,102	3,225
Payroll accruals	9,807	5,877
Other	1,365	789

	34,269	20,269